Regulatory Capital Requirements (Tables)	12 Months Ended
Sep. 30, 2013
Regulatory Capital Requirements [Abstract]
Summary Of Capital And Total Risk-Based Capital Ratios

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2013
Tier 1 leverage ratio	$1,363,103	14.8%	$368,028	4.0%	$460,034	5.0%
Tier 1 risk-based capital	1,363,103	35.6	153,015	4.0	229,523	6.0
Total risk-based capital	1,371,925	35.9	306,030	8.0	382,538	10.0

As of September 30, 2012
Tier 1 leverage ratio	$1,355,105	14.6%	$371,747	4.0%	$464,684	5.0%
Tier 1 risk-based capital	1,355,105	36.4	148,744	4.0	223,116	6.0
Total risk-based capital	1,366,205	36.7	297,489	8.0	371,861	10.0